UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 2321
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:   $148,758
                                         (thousands)


List of Other Included Managers:  None


                                             FORM 13F INFORMATION TABLE


COL 1                         COL 2             COL 3      COL 4          COL 5          COL 6       COL 7           COL 8

                                                           VALUE     SHS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                ---------------   ------     --------  -------  ---  ----  ----------  -----  -----   ------- ----
3M CO                         COM               88579Y101    300       3,349             SOLE                     0           3,349
AFLAC INC                     COM               001055102  6,703     157,382             SOLE                90,824          66,558
ANADARKO PETE CORP            COM               032511107  3,244      49,000             SOLE                 9,700          39,300
APPLE INC                     COM               037833100  12,200     20,890             SOLE                 7,990          12,900
AQUA AMERICA INC              COM               03836W103    749      30,000             SOLE                30,000               0
ARCHER DANIELS MIDLAND CO     COM               039483102  1,954      66,193             SOLE                52,492          13,701
ASHLAND INC NEW               COM               044209104    248       3,585             SOLE                 3,585               0
AT&T INC                      COM               00206R102    475      13,325             SOLE                     0          13,325
BAKER HUGHES INC              COM               057224107  1,344      32,701             SOLE                20,400          12,301
BB&T CORP                     COM               054937107  2,536      82,200             SOLE                18,250          63,950
BRISTOL MYERS SQUIBB CO       COM               110122108    221       6,145             SOLE                     0           6,145
BROADCOM CORP                 CL A              111320107  4,217     124,900             SOLE                38,200          86,700
CARNIVAL CORP                 PAIRED CTF        143658300    428      12,500             SOLE                 8,000           4,500
CELGENE CORP                  COM               151020104  1,979      30,850             SOLE                18,500          12,350
CHUBB CORP                    COM               171232101  1,253      17,200             SOLE                14,300           2,900
CHURCH & DWIGHT INC           COM               171340102    813      14,652             SOLE                   800          13,852
CITIGROUP INC                 COM NEW           172967424  1,645      60,027             SOLE                10,950          49,077
CORNING INC                   COM               219350105    260      20,120             SOLE                20,000             120
CUMMINS INC                   COM               231021106  1,454      15,000             SOLE                 3,000          12,000
DEERE & CO                    COM               244199105  2,705      33,450             SOLE                 6,500          26,950
DELTA AIR LINES INC DEL       COM NEW           247361702  2,561     233,916             SOLE                50,700         183,216
DEVON ENERGY CORP NEW         COM               25179M103  2,900      50,000             SOLE                10,100          39,900
DIAGEO P L C                  SPON ADR NEW      25243Q205    337       3,266             SOLE                 1,900           1,366
DISH NETWORK CORP             CL A              25470M109    572      20,042             SOLE                20,000              42
DISNEY WALT CO                COM DISNEY        254687106    871      17,966             SOLE                 9,000           8,966
DU PONT E I DE NEMOURS & CO   COM               263534109    212       4,194             SOLE                     0           4,194
ERICSSON                      ADR B SEK 10      294821608    692      75,760             SOLE                35,960          39,800
EXPRESS SCRIPTS HLDG CO       COM               30219G108    335       5,998             SOLE                 2,612           3,386
EXXON MOBIL CORP              COM               30231G102  3,094      36,161             SOLE                     0          36,161
FIFTH & PAC COS INC           COM               316645100  3,295     307,100             SOLE                61,600         245,500
FORD MTR CO DEL               COM PAR $0.01     345370860  3,857     402,200             SOLE               119,825         282,375
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    409      12,000             SOLE                12,000               0
GENERAL ELECTRIC CO           COM               369604103  3,641     174,727             SOLE                43,650         131,077
HAWAIIAN HOLDINGS INC         COM               419879101  2,441     375,000             SOLE                75,550         299,450
HESS CORP                     COM               42809H107  1,745      40,150             SOLE                25,500          14,650
HUNTINGTON BANCSHARES INC     COM               446150104  3,556     555,600             SOLE               103,660         451,940
INFORMATICA CORP              COM               45666Q102  2,330      55,000             SOLE                11,550          43,450
INTEL CORP                    COM               458140100  2,500      93,825             SOLE                46,800          47,025
INTERNATIONAL BUSINESS MACHS  COM               459200101  2,985      15,260             SOLE                12,600           2,660
ISHARES GOLD TRUST            ISHARES           464285105  1,556     100,000             SOLE                24,500          75,500
ISHARES INC                   MSCI BRAZIL       464286400  2,843      55,000             SOLE                 7,150          47,850
JACOBS ENGR GROUP INC DEL     COM               469814107  1,991      52,600             SOLE                31,400          21,200
JPMORGAN CHASE & CO           COM               46625H100  1,987      55,611             SOLE                50,000           5,611
KIMCO RLTY CORP               COM               49446R109  1,224      64,320             SOLE                     0          64,320
LILLY ELI & CO                COM               532457108  1,382      32,218             SOLE                18,300          13,918
LOCKHEED MARTIN CORP          COM               539830109  1,092      12,535             SOLE                 2,000          10,535
MARKET LEADER INC             COM               57056R103     63      12,471             SOLE                12,471               0
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506  1,962      75,000             SOLE                17,500          57,500
MASCO CORP                    COM               574599106  2,592     186,900             SOLE               145,300          41,600
MERCK & CO INC NEW            COM               58933Y105  4,188     100,312             SOLE                59,500          40,812
MICROSOFT CORP                COM               594918104  4,311     140,939             SOLE                61,600          79,339
MOTOROLA SOLUTIONS INC        COM NEW           620076307    277       5,749             SOLE                 1,906           3,843
NETAPP INC                    COM               64110D104  2,163      67,975             SOLE                13,050          54,925
NETFLIX INC                   COM               64110L106  4,828      70,500             SOLE                24,900          45,600
NEWS CORP                     CL B              65248E203    450      20,000             SOLE                20,000               0
PEABODY ENERGY CORP           COM               704549104    855      34,850             SOLE                19,850          15,000
PEPSICO INC                   COM               713448108  2,738      38,752             SOLE                26,250          12,502
PFIZER INC.                   COM               717081103    428      18,620             SOLE                     0          18,620
PROCTER & GAMBLE CO           COM               742718109    247       4,040             SOLE                     0           4,040
PROSHARES TR                  PSHS ULSHT SP500  74347R883  1,515      97,200             SOLE                63,200          34,000
PROSHARES TR                  PSHS ULTRA QQQ    74347R206    910      17,100             SOLE                17,100               0
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237    841      26,000             SOLE                26,000               0
QUALCOMM INC                  COM               747525103  1,323      23,757             SOLE                20,000           3,757
QUICKSILVER RESOURCES INC     COM               74837R104  2,846     525,000             SOLE                96,200         428,800
ROYAL BK CDA MONTREAL QUE     COM               780087102    207       4,032             SOLE                 4,032               0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206  2,875      42,633             SOLE                16,600          26,033
RPX CORP                      COM               74972G103  3,436     239,450             SOLE                43,550         195,900
SANDISK CORP                  COM               80004C101    730      20,000             SOLE                20,000               0
SCHLUMBERGER LTD              COM               806857108  4,963      76,466             SOLE                39,950          36,516
SPDR GOLD TRUST               GOLD SHS          78463V107  1,024       6,600             SOLE                 3,850           2,750
TOOTSIE ROLL INDS INC         COM               890516107    514      21,549             SOLE                10,513          11,036
UNILEVER N V                  N Y SHS NEW       904784709  3,276      98,227             SOLE                28,257          69,970
UNITED STATES STL CORP NEW    COM               912909108    913      44,300             SOLE                30,800          13,500
UNITED TECHNOLOGIES CORP      COM               913017109  2,633      34,863             SOLE                25,500           9,363
VERIZON COMMUNICATIONS INC    COM               92343V104    292       6,566             SOLE                     0           6,566
YUM BRANDS INC                COM               988498101    222       3,440             SOLE                 2,000           1,440
